Related party transactions	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related party transactions
26. Related party transactions
Key management includes directors (executive and non-executive), officers and senior management. The compensation paid or payable to key management for employee services, including amortization of share based payments, is shown below:

	2018	2017

Salaries and other short-term employee benefits	$6,191	$8,908
Defined benefit pension plan	268	754
Share based payments	2,632	5,920
Termination benefits	1,762	607
	$10,853	$16,189